ACCOUNTS PAYABLE AND ACCRUED LIABILITIES (Disclosure of accounts payables and accrued liabilities) (Details) - CAD ($)	Mar. 31, 2025	Mar. 31, 2024
Disclosure of trade and other payables [abstract]
Trade payables	$ 2,006,918	$ 541,311
Accrued liabilities	439,346	627,951
Flow-through share subscribers' income tax	427,000	0
Part XII.6 tax payable	93,000	0
Total accounts payable and accrued liabilities	$ 2,966,264	$ 1,169,262